Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short Term Borrowings

The Company’s short-term borrowings consist of the following:

	2018	2017
Bank indebtedness [i]	$35	$9
Commercial paper [ii]	1,063	250

	$1,098	$259

[i]

The Company has an agreement for a credit facility that is drawn in euros. The Company is required to secure any amounts drawn on the facility with a USD cash deposit of 105% of the outstanding euro balance. As at December 31, 2018, the gross amount outstanding under the credit facility was $112 million [€98 million]. The credit agreement includes a netting arrangement with the bank that provides for the legal right of setoff. Accordingly, as at December 31, 2018, this liability balance was offset against the related restricted cash equivalent deposit of $118 million. The remaining net deposit of $6 million was included in the prepaid expenses and other balance, and is restricted under the terms of the loan. As at December 31, 2017, the gross amount outstanding under the credit facility was $108 million [€90 million], and the net deposit included in the prepaid expenses and other balance was $5 million.

On October 12, 2018, the Company entered into a $300 million, 364 day syndicated revolving credit facility. The facility can be drawn in U.S. dollars or Canadian dollars. As of December 31, 2018, the Company has not borrowed any funds under this credit facility.

[ii]

During 2017, the Company established a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes [the “U.S. notes”] up to a maximum aggregate amount of U.S. $1 billion. The U.S. Program is supported by the Company’s existing global credit facility. The proceeds from the issuance of the U.S. notes are being used for general corporate purposes. As at December 31, 2018, $903 million [2017—$70 million] of U.S. notes were outstanding, with a weighted-average interest rate of 3.00% [2017 – 1.84%], and maturities less than three months.

Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies. The euro notes issued are guaranteed by the Company’s existing global credit facility. The proceeds from the issuance of the euro notes are being used for general corporate purposes. As of December 31, 2018, $160 million or €140 million [2017 – $180 million or €150 million] of euro notes were outstanding, with a negative weighted-average interest rate of 0.24% [2017 – negative 0.22%], and maturities less than three months.

Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2018	2017
Senior Notes [note 17 [c]]
$750 million Senior Notes due 2024 at 3.625%	$746	$746
$650 million Senior Notes due 2025 at 4.150%	644	643
€550 million Senior Notes due 2023 at 1.900%	627	657
€600 million Senior Notes due 2027 at 1.500%	683	717
Cdn$425 million Senior Notes due 2022 at 3.100%	311	338
Bank term debt at a weighted average interest rate of approximately 4.89% [2017 – 5.68%], denominated primarily in Chinese renminbi, Indian rupee, euro and Brazilian real	153	99
Government loans at a weighted average interest rate of approximately 2.18% [2017 – 1.73%], denominated primarily in euro, Canadian dollar and Brazilian real	109	84
Other	12	19

	3,285	3,303
Less due within one year	201	108

	$3,084	$3,195

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2019	$201
2020	28
2021	31
2022	315
2023	631
Thereafter	2,079

$3,285

Interest Expense, Net
[e]	Interest expense, net includes:

	2018	2017
Interest expense
Current	$24	$10
Long-term	89	80

	113	90
Interest income	(20)	(20)

Interest expense, net	$93	$70

Company's Commitments under Operating Leases and Requiring Annual Rental Payments
[g]	At December 31, 2018, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2019	$310
2020	283
2021	254
2022	230
2023	199
Thereafter	714

$1,990